Disposal group held for sale (Tables)	12 Months Ended
Jun. 30, 2018
Disposal groups held for sale
Schedule of disposal groups held for sale

	2018	2017
for the year ended 30 June	Rm	Rm
Assets in disposal groups held for sale
Performance Chemicals — Heat Transfer Fuels (HTF) business	110	—
Energy — Property and mineral rights in the US	—	200
Other	3	16

	113	216

Liabilities in disposal groups held for sale
Performance Chemicals — Heat Transfer Fuels (HTF) business	(36)	—

	(36)	—

Business segmentation
 Mining	3	14
 Energy	—	202
 Performance Chemicals	74	—

Total operations	77	216